Document and Entity Information	Nov. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2023
Entity File Number	001-35522
Entity Registrant Name	BANC OF CALIFORNIA, INC.
Entity Central Index Key	0001169770
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	04-3639825
Entity Address, Address Line One	3 MacArthur Place
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92707
City Area Code	855
Local Phone Number	361-2262
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BANC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false